COMMON STOCK - Common Stock Issuances (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018
Common Stock
Forfeitures		(14)
Common stock issued, net of forfeitures	525	553
Average Share Price
Common stock issued (dollars per share)	$ 32.35	$ 31.78
Stock Purchase Plan
Common Stock
Common stock issued	34	38
Average Share Price
Common stock issued (dollars per share)	$ 32.47	$ 35.58
Stock Gift Program
Common Stock
Common stock issued	4	3
Average Share Price
Common stock issued (dollars per share)	$ 35.68	$ 33.56
Stock Retainer Plan
Common Stock
Common stock issued	5	101
Average Share Price
Common stock issued (dollars per share)	$ 38.44	$ 17.17
LTSIP
Common Stock
Common stock issued	211	164
Average Share Price
Common stock issued (dollars per share)	$ 30.83	$ 35.16
Executive Stock Match Grants
Common Stock
Common stock issued	109	94
Average Share Price
Common stock issued (dollars per share)	$ 31.57	$ 32.94
Deferred Compensation Plans
Common Stock
Common stock issued	181	167
Average Share Price
Common stock issued (dollars per share)	$ 34.31	$ 36.98
Stock grant programs
Common Stock
Forfeitures	(19)
Common stock issued, net of forfeitures	310	348
Average Share Price
Common stock issued (dollars per share)	$ 31.25	$ 29.37